Document and Entity Information	Mar. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000105319
Current Fiscal Year End Date	--01-02
Document Type	8-K
Document Period End Date	Mar. 17, 2020
Entity Registrant Name	WW INTERNATIONAL, INC.
Entity Incorporation State Country Code	VA
Entity File Number	001-16769
Entity Tax Identification Number	11-6040273
Entity Address, Address Line One	675 Avenue of the Americas
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(212)
Local Phone Number	589-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	WW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false